UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  028-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

 /s/ David Ward     New York, NY/USA     February 12, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $261,334 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104    11276   130123 SH       SOLE                   130123        0        0
ALTISOURCE RESIDENTIAL CORP    CL B             02153W100      592    37373 SH       SOLE                    37373        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     7939   224891 SH       SOLE                   224891        0        0
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306     6912   398178 SH       SOLE                   398178        0        0
ATLAS ENERGY LP                COM UNITS LP     04930A104     1380    39716 SH       SOLE                    39716        0        0
ATLAS RESOURCE PARTNERS LP     COM UNT LTD PR   04941A101      285    12695 SH       SOLE                    12695        0        0
BANCORP INC DEL                COM              05969A105     1557   141942 SH       SOLE                   141942        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1161   100000 SH       SOLE                   100000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108    14916   956742 SH       SOLE                   956742        0        0
BSB BANCORP INC MD             COM              05573H108      125    10249 SH       SOLE                    10249        0        0
CAPITALSOURCE INC              COM              14055X102     2494   329041 SH       SOLE                   329041        0        0
CARLYLE GROUP L P              COM UTS LTD PTN  14309L102     5969   229294 SH       SOLE                   229294        0        0
CIT GROUP INC                  COM NEW          125581801     3273    84708 SH       SOLE                    84708        0        0
CITIGROUP INC                  COM NEW          172967424     4342   109758 SH       SOLE                   109758        0        0
CITIZENS REPUBLIC BANCORP IN   COM NEW          174420307     1497    78903 SH       SOLE                    78903        0        0
COWEN GROUP INC NEW            CL A             223622101     2796  1141231 SH       SOLE                  1141231        0        0
DORAL FINL CORP                COM NEW          25811P886     2548  3518288 SH       SOLE                  3518288        0        0
FIRST CALIFORNIA FINANCIAL G   COM NEW          319395109     2987   386856 SH       SOLE                   386856        0        0
HOME LN SERVICING SOLUTIONS    ORD SHS          G6648D109    12075   638881 SH       SOLE                   638881        0        0
INTERVEST BANCSHARES CORP      COM              460927106     1285   330236 SH       SOLE                   330236        0        0
ISHARES TR                     RUSSELL 2000     464287655    33727   400000 SH  PUT  SOLE                   400000        0        0
KKR & CO L P DEL               COM UNITS        48248M102     2304   151248 SH       SOLE                   151248        0        0
M & T BK CORP                  *W EXP 12/23/201 55261F112      275    10100 SH  CALL SOLE                    10100        0        0
MONTPELIER RE HOLDINGS LTD     SHS              G62185106      908    39741 SH       SOLE                    39741        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201     7384   162327 SH       SOLE                   162327        0        0
OCWEN FINL CORP                COM NEW          675746309    19950   576754 SH       SOLE                   576754        0        0
OLD REP INTL CORP              COM              680223104     3401   319322 SH       SOLE                   319322        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     2436   182440 SH       SOLE                   182440        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    13112   800000 SH       SOLE                   800000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    45346  2766700 SH  PUT  SOLE                  2766700        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    37027   260000 SH  PUT  SOLE                   260000        0        0
TFS FINL CORP                  COM              87240R107      364    37826 SH       SOLE                    37826        0        0
WESTERN UN CO                  COM              959802109     7117   522935 SH       SOLE                   522935        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     1524    71702 SH       SOLE                    71702        0        0
XENITH BANKSHARES INC          COM              98410X105     1050   226858 SH       SOLE                   226858        0        0